CONDENSED SEPARATE FINANCIAL INFORMATION OF KYIVSTAR GROUP LTD.	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
CONDENSED SEPARATE FINANCIAL INFORMATION OF KYIVSTAR GROUP LTD.

23.    CONDENSED SEPARATE FINANCIAL INFORMATION OF KYIVSTAR GROUP LTD.

Certain of the consolidated entities of Kyivstar Group Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements.

Regulation S-X requires that condensed financial information of the registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries means that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The Company performed a test on the restricted net assets of consolidated subsidiaries and concluded the restricted net assets exceed 25% of the consolidated net assets of the Company as of December 31, 2025. As of December 31, 2025, Kyivstar Group Ltd. had restricted net assets of 104% of total net assets. The Company was subject to restrictions on the up-streaming of dividend from Ukraine during 2025 owing to the ongoing war in Ukraine (refer Note 1 — General Information). The main restriction for 2025 related to Ukraine operations owing to regulatory restriction as explained above and in Note 1 — General Information, which includes the freezing of Kyivstar’s corporate rights applied from October 6, 2023 by the Security Services of Ukraine. In addition, the devaluation of exchange rates in the countries in which the Group operates also lowered the book value of the consolidated net assets of the Company relative to its share of the restricted assets. Accordingly, separate condensed financial statements of Kyivstar Group Ltd. have been prepared, in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X.

As the Company’s business was operated through Kyivstar Holdings prior to the Kyivstar Group Ltd. being incorporated on March 7, 2025, no Kyivstar Group Ltd. financial information from 2024 and 2023 is presented. The ‘Equity’ as of December 31, 2025 and ‘Profit/(loss) for the year’ for the period from March 7, 2025 (date of incorporation) to December 31, 2025 shown in the separate condensed financial statements below are equal to the ‘Equity’ and ‘Profit/(loss) for the year’ which are attributable to the owners of the parent within the Company’s consolidated financial statements.

Subsidiaries

Subsidiaries are all entities (including intermediate subsidiaries) over which the Company has control. The Company controls an entity when it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. Subsidiaries are recognized from the date on which control is transferred to the Company or its intermediate holding entities. They are derecognized from the date that control ceases.

Investments in subsidiaries are measured via the net equity method. Net equity method is based on the measurement of assets, provisions and liabilities and determination of profit based on the principles applied in the consolidated financial statements. If the valuation of a subsidiary via the net equity method is negative, it will be stated at nil. If and insofar as the Company can be held fully or partially liable for the debts of the subsidiary or has the firm intention of enabling the participation to settle its debts, a provision is recognized for this.

Newly acquired subsidiaries are initially recognized at cost. For subsequent valuations, the principles that apply for these financial statements are used.

The amount by which the carrying amount of the subsidiary has changed since the previous financial statements as a result of the net result achieved by the subsidiary is recognized in the income statement.

Condensed statement of financial position:

As of December 31:

2025
Non-current assets
Financial fixed assets	2,351
Total non-current assets	2,351
Total current assets	18
Total assets	2,369
Equity	2,256
Total liabilities	113
Total equity and liabilities	2,369

Condensed income statement:

for the years ended December 31:

2025
Other operating gains	(1)
Listing expense	(162)
Operating (loss)	(163)
Finance costs	(5)
Profit/(loss) for the year	(168)

Condensed statements of comprehensive income:

for the years ended December 31:

2025
Profit (loss) for the year	(168)
Total comprehensive (loss) for the year, net of tax	(168)

Condensed statement of cash flows:

for the years ended December 31:

2025
Financing activities
Repayment of Loan Note Payable	(123)
Proceeds from SPAC Merger, net of transaction costs	132
Net cash flows generated from financing activities	9
Net increase in cash and cash equivalents	9
Cash and cash equivalents at end of period	9

Dubai,
March 16, 2026

Kyivstar Group Ltd.